JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 58.1%
Australia — 0.5%
Commonwealth Bank of Australia 3.78%, 3/14/2032 (a) (b)	620	519
Glencore Funding LLC
5.40%, 5/8/2028 (a)	4,660	4,630
2.85%, 4/27/2031 (a)	7,500	6,164
2.63%, 9/23/2031 (a)	4,594	3,699
5.70%, 5/8/2033 (a)	971	961
Westpac Banking Corp. (USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	900	841
		16,814
Austria — 0.1%
ams-OSRAM AG
6.00%, 7/31/2025 (d)	EUR2,110	1,970
7.00%, 7/31/2025 (a)	650	569
Benteler International AG 9.38%, 5/15/2028 (a)	EUR576	626
		3,165
Belgium — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048	3,631	3,262
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (c) (d) (e) (f)	EUR1,400	1,422
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,340	1,350
Ontex Group NV 3.50%, 7/15/2026 (d)	EUR1,300	1,249
Sarens Finance Co. NV 5.75%, 2/21/2027 (d)	EUR1,501	1,357
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (c) (d) (e) (f)	EUR2,071	2,206
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (d)	EUR2,000	1,956
		12,802
Brazil — 0.5%
Guara Norte SARL 5.20%, 6/15/2034 (a)	3,920	3,274
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	2,991	2,810
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,758	2,433
Nexa Resources SA 5.38%, 5/4/2027 (d)	4,523	4,137
Suzano Austria GmbH
3.75%, 1/15/2031	806	680
7.00%, 3/16/2047 (d)	1,660	1,643
		14,977
Canada — 1.3%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,687
4.00%, 10/15/2030 (a)	975	837
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	5,585	4,851
Canadian Pacific Railway Co.
3.50%, 5/1/2050	1,250	945
3.10%, 12/2/2051	1,720	1,191
Emera US Finance LP 2.64%, 6/15/2031	6,984	5,598
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (c)	1,903	1,822
Federation des Caisses Desjardins du Quebec (SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (c)	5,440	5,367

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	385	365
4.00%, 8/1/2028 (a)	2,110	1,884
4.38%, 8/15/2029 (a)	400	355
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	570	558
5.25%, 6/1/2027 (a)	1,073	968
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	684	673
6.88%, 1/15/2029 (a)	25	22
Ritchie Bros Holdings, Inc. 7.75%, 3/15/2031 (a)	500	521
Toronto-Dominion Bank (The) 4.11%, 6/8/2027	9,410	9,058
TransCanada PipeLines Ltd. 3.75%, 10/16/2023	4,090	4,077
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (c)	988	925
Videotron Ltd. 5.38%, 6/15/2024 (a)	1,300	1,287
		42,991
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,502	3,235
Kenbourne Invest SA 6.88%, 11/26/2024 (a)	1,715	1,376
		4,611
China — 0.6%
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (d)	6,408	2,259
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (d)	3,620	2,872
Huarong Finance 2019 Co. Ltd.
2.13%, 9/30/2023 (d)	1,865	1,822
3.75%, 5/29/2024 (d)	1,860	1,767
Longfor Group Holdings Ltd. 4.50%, 1/16/2028 (d)	3,780	2,924
NXP BV
2.50%, 5/11/2031	4,370	3,547
2.65%, 2/15/2032	546	439
3.25%, 5/11/2041	4,080	2,889
TI Automotive Finance plc 3.75%, 4/15/2029 (d)	EUR1,613	1,366
		19,885
Colombia — 0.1%
AI Candelaria Spain SA
7.50%, 12/15/2028 (d)	1,130	1,027
5.75%, 6/15/2033 (a)	1,869	1,306
		2,333
Denmark — 0.2%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (c)	1,306	1,275
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (c)	4,277	4,282
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)	719	647
		6,204

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — 3.4%
Accor SA (EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024 (c) (d) (e) (f)	EUR600	627
Altice France SA
5.88%, 2/1/2027 (d)	EUR1,550	1,378
3.38%, 1/15/2028 (d)	EUR2,159	1,694
4.13%, 1/15/2029 (d)	EUR595	464
5.50%, 10/15/2029 (a)	1,745	1,266
Banijay Entertainment SASU 3.50%, 3/1/2025 (d)	EUR1,249	1,302
Banijay Group SAS 6.50%, 3/1/2026 (d)	EUR1,200	1,255
Banque Federative du Credit Mutuel SA
3.75%, 7/20/2023 (a)	7,670	7,645
4.75%, 7/13/2027 (a)	4,415	4,343
BPCE SA
5.15%, 7/21/2024 (a)	8,195	8,021
4.88%, 4/1/2026 (a)	1,880	1,819
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (c)	10,985	10,972
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	3,640	2,820
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	1,765	1,365
Casino Guichard Perrachon SA 4.50%, 3/7/2024 (d) (g)	EUR1,400	326
CGG SA 7.75%, 4/1/2027 (d)	EUR1,176	1,081
Chrome Bidco SASU 3.50%, 5/31/2028 (d)	EUR1,645	1,442
Chrome Holdco SASU 5.00%, 5/31/2029 (d)	EUR952	722
Credit Agricole SA
3.25%, 10/4/2024 (a)	1,062	1,026
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	827	736
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (c) (d) (e) (f)	EUR2,000	1,985
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.87%, 12/15/2026 (c) (d) (e) (f)	EUR1,000	901
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (c) (d) (e) (f)	EUR1,800	1,595
5.70%, 5/23/2028 (a)	670	676
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (d) (e) (f)	EUR800	646
Elis SA 2.88%, 2/15/2026 (d)	EUR2,300	2,367
Faurecia SE
2.63%, 6/15/2025 (d)	EUR650	670
3.13%, 6/15/2026 (d)	EUR1,850	1,864
2.38%, 6/15/2027 (d)	EUR4,100	3,847
3.75%, 6/15/2028 (d)	EUR700	673
Iliad Holding SASU 5.13%, 10/15/2026 (d)	EUR493	502
iliad SA 1.88%, 2/11/2028 (d)	EUR2,000	1,827
Loxam SAS
4.50%, 2/15/2027 (a)	EUR1,136	1,154
4.50%, 2/15/2027 (d)	EUR1,000	1,016
Lune Holdings SARL 5.63%, 11/15/2028 (d)	EUR1,599	1,436
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (c) (d) (e) (f)	EUR1,400	1,421
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (c) (d) (e) (f)	EUR1,000	950
(EUR Swap Annual 5 Year + 1.49%), 1.37%, 2/11/2029 (c) (d) (e) (f)	EUR2,300	1,954
Orano SA 4.88%, 9/23/2024	EUR1,200	1,294

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Paprec Holding SA 3.50%, 7/1/2028 (d)	EUR1,073	1,026
Parts Europe SA 6.50%, 7/16/2025 (d)	EUR1,256	1,344
Renault SA
1.25%, 6/24/2025 (d)	EUR1,500	1,494
2.00%, 9/28/2026 (d)	EUR1,700	1,631
1.13%, 10/4/2027 (d)	EUR1,300	1,144
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (e) (f)	2,927	2,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (a) (c)	5,032	4,055
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (a) (c)	4,175	4,277
7.37%, 1/10/2053 (a)	3,712	3,561
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,404
3.13%, 5/29/2050	800	569
TotalEnergies SE (EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (c) (d) (e) (f)	EUR3,475	3,578
Vallourec SA
8.50%, 6/30/2026 (d)	EUR600	640
Series IAI, 8.50%, 6/30/2026	EUR527	562
		107,459
Germany — 2.3%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR1,368	1,314
BK LC Lux Finco1 SARL 5.25%, 4/30/2029 (d)	EUR2,369	2,299
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (d)	EUR3,020	2,938
CT Investment GmbH 5.50%, 4/15/2026 (d)	EUR1,025	1,001
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	10,770	10,563
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	4,391	3,179
Deutsche Lufthansa AG
2.88%, 2/11/2025 (d)	EUR1,200	1,239
3.00%, 5/29/2026 (d)	EUR4,000	4,040
2.88%, 5/16/2027 (d)	EUR1,000	978
Deutsche Telekom International Finance BV 2.49%, 9/19/2023 (a)	2,655	2,629
Douglas GmbH 6.00%, 4/8/2026 (d)	EUR3,100	3,024
IHO Verwaltungs GmbH
3.88% (Cash), 5/15/2027 (d) (h) (i)	EUR2,000	1,897
9.50% (PIK), 5/15/2028 (a) (h)	EUR1,215	1,317
Kirk Beauty SUN GmbH 8.25% (PIK), 10/1/2026 (d) (h)	EUR1,731	1,342
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076 (c) (d)	EUR850	906
Nidda Healthcare Holding GmbH 7.50%, 8/21/2026 (d)	EUR2,000	2,111
Renk AG 5.75%, 7/15/2025 (d)	EUR1,492	1,564
Schaeffler AG
2.88%, 3/26/2027 (d)	EUR2,800	2,832
3.38%, 10/12/2028 (d)	EUR600	575
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (d)	EUR1,055	1,097
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (d)	EUR1,500	1,519
thyssenkrupp AG 2.88%, 2/22/2024 (d)	EUR2,600	2,745
TK Elevator Holdco GmbH 6.63%, 7/15/2028 (d)	EUR900	796

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
TK Elevator Midco GmbH 4.38%, 7/15/2027 (d)	EUR1,116	1,058
TUI Cruises GmbH 6.50%, 5/15/2026 (d)	EUR833	815
Volkswagen International Finance NV
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (c) (d) (e) (f)	EUR4,100	4,111
(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (c) (d) (e) (f)	EUR2,000	1,937
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (d)	EUR4,300	3,740
0.63%, 7/19/2029 (d)	EUR3,100	2,689
ZF Europe Finance BV
2.00%, 2/23/2026 (d)	EUR2,400	2,334
2.50%, 10/23/2027 (d)	EUR1,700	1,579
ZF Finance GmbH
3.00%, 9/21/2025 (d)	EUR1,300	1,322
2.25%, 5/3/2028 (d)	EUR500	449
3.75%, 9/21/2028 (d)	EUR2,400	2,286
		74,225
India — 0.3%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	2,052	1,809
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	5,244	4,458
NTPC Ltd. 3.75%, 4/3/2024 (d)	2,540	2,498
		8,765
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (a)	2,380	2,323
6.76%, 11/15/2048 (d)	595	584
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,350
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (d)	610	585
3.00%, 6/30/2030 (a)	2,940	2,512
4.38%, 2/5/2050 (d)	879	656
		10,010
Ireland — 0.7%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	2,289	2,041
3.00%, 10/29/2028	5,484	4,755
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (a)	2,337	2,260
2.88%, 2/15/2025 (a)	2,650	2,472
2.13%, 2/21/2026 (a)	810	712
4.25%, 4/15/2026 (a)	2,070	1,917
4.38%, 5/1/2026 (a)	1,075	993
3.25%, 2/15/2027 (a)	905	794
2.53%, 11/18/2027 (a)	796	658
2.75%, 2/21/2028 (a)	340	283
eircom Finance DAC 3.50%, 5/15/2026 (d)	EUR3,230	3,215
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (a)	280	277

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — continued
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026 (d)	EUR1,950	2,018
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027 (d)	EUR1,500	1,449
		23,844
Israel — 0.3%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (d)	2,289	2,102
5.38%, 3/30/2028 (d)	2,205	1,965
Leviathan Bond Ltd.
6.13%, 6/30/2025 (d)	2,229	2,162
6.50%, 6/30/2027 (d)	2,001	1,898
6.75%, 6/30/2030 (d)	1,390	1,281
		9,408
Italy — 2.3%
Assicurazioni Generali SpA (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (d)	EUR1,200	1,292
Autostrade per l'Italia SpA 2.00%, 12/4/2028 (d)	EUR1,500	1,406
Enel Finance International NV
1.38%, 7/12/2026 (a)	7,340	6,519
3.50%, 4/6/2028 (a)	3,665	3,382
1.88%, 7/12/2028 (a)	4,745	4,012
2.25%, 7/12/2031 (a)	1,130	883
5.00%, 6/15/2032 (a)	3,570	3,365
Enel SpA Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (c) (d) (e) (f)	EUR7,000	5,400
Guala Closures SpA 3.25%, 6/15/2028 (d)	EUR2,016	1,864
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (d)	EUR1,200	1,202
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (a)	745	761
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e) (f)	EUR2,510	2,582
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (c)	670	507
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	2,144	1,377
Leonardo SpA 4.88%, 3/24/2025	EUR2,300	2,491
Lottomatica SpA
5.13%, 7/15/2025 (d)	EUR2,699	2,917
7.13%, 6/1/2028 (a) (j)	EUR846	909
Mundys SpA
1.63%, 2/3/2025 (d)	EUR900	915
1.88%, 7/13/2027 (d)	EUR1,600	1,497
1.88%, 2/12/2028 (d)	EUR800	719
Nexi SpA 1.63%, 4/30/2026 (d)	EUR597	585
Pro-Gest SpA 3.25%, 12/15/2024 (d)	EUR1,700	1,269
Rossini SARL 6.75%, 10/30/2025 (d)	EUR1,000	1,079
Saipem Finance International BV
3.75%, 9/8/2023 (d)	EUR1,000	1,065
2.63%, 1/7/2025 (d)	EUR500	514
Shiba Bidco SpA 4.50%, 10/31/2028 (d)	EUR1,800	1,640
TeamSystem SpA 3.50%, 2/15/2028 (d)	EUR1,568	1,465

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
Telecom Italia Capital SA
6.38%, 11/15/2033	542	473
6.00%, 9/30/2034	68	57
7.20%, 7/18/2036	1,300	1,159
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR1,300	1,472
Telecom Italia SpA
4.00%, 4/11/2024 (d)	EUR750	790
3.00%, 9/30/2025 (d)	EUR1,900	1,910
3.63%, 5/25/2026 (d)	EUR4,350	4,395
2.38%, 10/12/2027 (d)	EUR800	735
1.63%, 1/18/2029 (d)	EUR500	411
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	2,806	2,482
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (d)	EUR2,186	2,348
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (c)	4,935	3,933
		71,782
Japan — 0.9%
Mitsubishi UFJ Financial Group, Inc.
2.53%, 9/13/2023	6,259	6,204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	8,575	8,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	5,750	5,160
Sumitomo Mitsui Financial Group, Inc. 3.75%, 7/19/2023	1,687	1,682
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	4,592	4,608
3.03%, 7/9/2040	3,920	2,929
		29,083
Kazakhstan — 0.1%
KazMunayGas National Co. JSC 5.75%, 4/19/2047 (d)	5,480	4,204
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	2,530	2,493
Luxembourg — 0.6%
Altice Finco SA 4.75%, 1/15/2028 (d)	EUR2,225	1,578
Altice France Holding SA
8.00%, 5/15/2027 (d)	EUR1,200	725
8.00%, 5/15/2027 (a)	EUR2,823	1,705
4.00%, 2/15/2028 (d)	EUR400	209
ARD Finance SA 5.00% (Cash), 6/30/2027 (d) (h) (i)	EUR943	764
Herens Midco SARL 5.25%, 5/15/2029 (d)	EUR1,986	1,321
INEOS Finance plc 3.38%, 3/31/2026 (d)	EUR1,197	1,192
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,489	2,290
Matterhorn Telecom SA 3.13%, 9/15/2026 (d)	EUR2,724	2,679
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR460	492
PLT VII Finance SARL 4.63%, 1/5/2026 (d)	EUR1,923	1,965
SES SA (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (c) (d) (e) (f)	EUR1,350	1,183

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Luxembourg — continued
Summer BC Holdco A SARL 9.25%, 10/31/2027 (d)	EUR627	531
Summer BC Holdco B SARL 5.75%, 10/31/2026 (d)	EUR1,583	1,489
		18,123
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	4,292
Mexico — 0.9%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,187
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (b) (c)	4,300	3,774
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (a) (c) (e) (f)	5,558	4,873
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	2,490	1,864
Petroleos Mexicanos 5.95%, 1/28/2031	18,860	13,469
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,097
		29,264
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (d)	2,280	2,076
Netherlands — 1.2%
ABN AMRO Bank NV
4.75%, 7/28/2025 (a)	3,555	3,446
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (b) (c) (d) (e) (f)	EUR2,000	1,926
4.80%, 4/18/2026 (a)	2,000	1,931
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	4,000	3,057
Cooperatieve Rabobank UA
3.88%, 9/26/2023 (a)	2,310	2,297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (c)	3,965	3,556
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (b) (c) (d) (e) (f)	EUR3,000	2,788
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	5,350	4,990
Nobel Bidco BV 3.13%, 6/15/2028 (d)	EUR1,559	1,305
OCI NV 3.63%, 10/15/2025 (d)	EUR990	1,029
Q-Park Holding I BV
1.50%, 3/1/2025 (d)	EUR275	279
2.00%, 3/1/2027 (d)	EUR875	790
Sigma Holdco BV 5.75%, 5/15/2026 (d)	EUR1,843	1,640
Titan Holdings II BV 5.13%, 7/15/2029 (d)	EUR1,161	977
Trivium Packaging Finance BV
3.75%, 8/15/2026 (d) (g)	EUR1,500	1,459
5.50%, 8/15/2026 (a) (g)	200	190
8.50%, 8/15/2027 (a) (g)	200	188
UPC Holding BV
5.50%, 1/15/2028 (a)	200	176
3.88%, 6/15/2029 (d)	EUR1,200	1,013
VZ Vendor Financing II BV 2.88%, 1/15/2029 (d)	EUR1,000	795
Ziggo Bond Co. BV 3.38%, 2/28/2030 (d)	EUR3,624	2,774
Ziggo BV 2.88%, 1/15/2030 (d)	EUR465	385
		36,991

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Norway — 0.1%
DNB Bank ASA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	2,803	2,518
Portugal — 0.4%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (c) (d)	EUR3,900	3,798
EDP Finance BV 3.63%, 7/15/2024 (a)	9,520	9,291
		13,089
South Africa — 0.1%
Anglo American Capital plc 5.50%, 5/2/2033 (a)	2,710	2,631
Spain — 1.8%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (c) (d) (e) (f)	EUR2,900	2,771
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (c) (d) (e) (f)	EUR1,000	887
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (c)	6,000	5,971
5.15%, 8/18/2025	3,600	3,553
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (b) (c) (e) (f)	3,800	2,940
CaixaBank SA
(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (b) (c) (d) (e) (f)	EUR1,800	1,900
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e) (f)	EUR3,200	3,326
Cellnex Finance Co. SA 1.25%, 1/15/2029 (d)	EUR1,000	891
Cellnex Telecom SA
2.88%, 4/18/2025 (d)	EUR1,500	1,568
1.88%, 6/26/2029 (d)	EUR1,300	1,182
1.75%, 10/23/2030 (d)	EUR1,200	1,048
Cirsa Finance International SARL
6.25%, 12/20/2023 (d)	EUR178	190
4.75%, 5/22/2025 (d)	EUR1,200	1,257
10.38%, 11/30/2027 (a)	EUR390	447
eDreams ODIGEO SA 5.50%, 7/15/2027 (d)	EUR1,507	1,442
Grifols Escrow Issuer SA
3.88%, 10/15/2028 (d)	EUR552	491
4.75%, 10/15/2028 (a)	440	372
Grifols SA
1.63%, 2/15/2025 (d)	EUR3,580	3,662
3.20%, 5/1/2025 (d)	EUR400	410
2.25%, 11/15/2027 (d)	EUR2,001	1,897
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (d)	EUR500	452
3.50%, 4/30/2028 (d)	EUR555	430
Iberdrola International BV (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (c) (d) (e) (f)	EUR3,400	3,571
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (d)	EUR1,134	1,055
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (d)	EUR4,372	4,253
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (c) (d)	EUR3,550	3,708
Telefonica Emisiones SA
4.67%, 3/6/2038	930	784
5.21%, 3/8/2047	1,950	1,647

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
Telefonica Europe BV
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (c) (d) (e) (f)	EUR400	422
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (c) (d) (e) (f)	EUR2,800	2,997
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (c) (d) (e) (f)	EUR3,100	3,060
		58,584
Sweden — 0.4%
Dometic Group AB 3.00%, 5/8/2026 (d)	EUR750	743
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e) (f)	3,000	2,325
Verisure Holding AB
3.88%, 7/15/2026 (d)	EUR1,207	1,198
3.25%, 2/15/2027 (d)	EUR2,100	1,978
Verisure Midholding AB 5.25%, 2/15/2029 (d)	EUR2,663	2,420
Volvo Car AB
2.00%, 1/24/2025 (d)	EUR2,200	2,252
2.50%, 10/7/2027 (d)	EUR600	572
		11,488
Switzerland — 0.8%
Credit Suisse Group AG
3.80%, 6/9/2023	1,866	1,862
4.28%, 1/9/2028 (a)	6,530	5,969
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	1,585	1,415
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	1,853	1,629
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	5,132	4,125
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	800	764
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (c)	5,100	5,057
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	3,558	3,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (c)	2,195	2,067
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	515	471
		26,779
United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028 (d)	2,490	2,482
United Kingdom — 4.6%
888 Acquisitions Ltd. 7.56%, 7/15/2027 (a)	EUR1,070	1,047
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	5,785	5,605
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (c)	4,315	4,253
4.84%, 5/9/2028	710	657
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (c)	305	283
Bellis Acquisition Co. plc
3.25%, 2/16/2026 (d)	GBP764	807
4.50%, 2/16/2026 (d)	GBP386	418
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (e) (f)	3,406	3,270

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (c) (d) (e) (f)	EUR5,700	5,628
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (c) (d) (e) (f)	EUR800	740
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (e) (f)	5,995	5,448
Constellation Automotive Financing plc 4.88%, 7/15/2027 (d)	GBP831	780
ContourGlobal Power Holdings SA
2.75%, 1/1/2026 (d)	EUR700	677
3.13%, 1/1/2028 (d)	EUR572	479
CPUK Finance Ltd.
4.88%, 8/28/2025 (d)	GBP500	589
4.50%, 8/28/2027 (d)	GBP700	736
EC Finance plc 3.00%, 10/15/2026 (d)	EUR2,639	2,637
eG Global Finance plc 4.38%, 2/7/2025 (d)	EUR1,325	1,359
Heathrow Funding Ltd.
1.13%, 10/8/2030 (d)	EUR4,300	3,775
5.88%, 5/13/2041 (d)	GBP1,900	2,308
HSBC Holdings plc
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	2,570	2,539
(SOFR + 1.93%), 2.10%, 6/4/2026 (c)	2,318	2,154
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	10,420	10,858
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	7,286	6,480
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	4,135	4,075
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	8,500	7,355
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	535	451
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (c)	1,981	1,808
Iceland Bondco plc 4.63%, 3/15/2025 (d)	GBP700	791
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (d)	EUR1,967	1,851
INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (d)	EUR454	438
INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (d)	EUR1,023	947
International Consolidated Airlines Group SA 2.75%, 3/25/2025 (d)	EUR800	823
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024 (d)	EUR985	1,059
4.50%, 1/15/2026 (d)	EUR500	509
6.88%, 11/15/2026 (d)	EUR1,006	1,063
Lloyds Banking Group plc 4.05%, 8/16/2023	4,445	4,428
Motion Finco SARL 7.00%, 5/15/2025 (d)	EUR450	489
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	830	816
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e) (f)	1,543	1,436
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (c)	4,800	4,778
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (d)	EUR2,534	2,308
Pinnacle Bidco plc 5.50%, 2/15/2025 (d)	EUR1,644	1,718
Punch Finance plc 6.13%, 6/30/2026 (d)	GBP1,486	1,599
RAC Bond Co. plc 5.25%, 11/4/2027 (d)	GBP1,078	1,065
Rolls-Royce plc
4.63%, 2/16/2026 (d)	EUR551	580
5.75%, 10/15/2027 (a)	915	891
5.75%, 10/15/2027 (d)	GBP970	1,143

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	2,785	2,816
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	5,200	4,505
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	7,950	8,076
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	4,189	4,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (c)	4,300	4,138
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	2,000	2,147
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a)	2,164	2,197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)	1,619	1,509
Synthomer plc 3.88%, 7/1/2025 (d)	EUR1,258	1,247
Virgin Media Finance plc 3.75%, 7/15/2030 (d)	EUR600	493
Virgin Media Secured Finance plc 5.00%, 4/15/2027 (d)	GBP2,900	3,273
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (d)	GBP689	672
Vodafone Group plc
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (c) (d)	EUR2,200	2,335
Series NC10, (EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (d)	EUR2,900	2,479
		145,884
United States — 32.4%
AbbVie, Inc.
4.05%, 11/21/2039	2,415	2,071
4.70%, 5/14/2045	862	775
4.25%, 11/21/2049	6,784	5,746
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	430	409
5.00%, 4/15/2029 (a)	410	376
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,690	5,636
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (d)	EUR299	314
4.88%, 8/15/2026 (a)	700	663
7.00%, 4/15/2028 (a)	505	510
8.25%, 4/15/2031 (a)	470	470
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,725	1,505
AES Corp. (The)
3.30%, 7/15/2025 (a)	781	740
1.38%, 1/15/2026	3,770	3,362
3.95%, 7/15/2030 (a)	1,568	1,401
Aetna, Inc. 2.80%, 6/15/2023	6,375	6,370
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	775	630
Air Lease Corp.
3.25%, 3/1/2025	1,400	1,333
2.88%, 1/15/2026	1,713	1,593
3.25%, 10/1/2029	4,550	3,888
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	100	103
4.63%, 1/15/2027 (a)	605	575
4.88%, 2/15/2030 (a)	425	389

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	596	582
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	977
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	93	87
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	262
5.88%, 6/1/2029 (a)	3,525	3,399
Amazon.com, Inc. 2.70%, 6/3/2060	1,465	929
Ameren Corp. 3.50%, 1/15/2031	850	759
American Airlines, Inc. 5.50%, 4/20/2026 (a)	1,020	1,001
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	129	124
6.50%, 4/1/2027	1,780	1,661
6.88%, 7/1/2028	885	792
5.00%, 10/1/2029	1,300	1,057
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	1,388	1,137
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	185
American Tower Corp., REIT
1.45%, 9/15/2026	2,970	2,629
2.10%, 6/15/2030	6,470	5,262
AmeriGas Partners LP 5.50%, 5/20/2025	505	486
AmerisourceBergen Corp. 2.70%, 3/15/2031	5,053	4,318
Amgen, Inc.
2.45%, 2/21/2030	860	739
5.25%, 3/2/2033	3,869	3,883
4.20%, 2/22/2052	3,820	3,113
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	190	190
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,028	2,465
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	862
5.75%, 1/15/2028 (a)	1,015	968
5.38%, 6/15/2029 (a)	415	381
Antero Resources Corp.
8.38%, 7/15/2026 (a)	208	216
7.63%, 2/1/2029 (a)	913	929
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	410	356
4.75%, 10/15/2029 (a)	498	447
Apple, Inc.
3.75%, 9/12/2047	3,650	3,120
2.65%, 2/8/2051	930	636
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	470	398
6.13%, 12/1/2028 (a)	2,175	1,882
Arconic Corp.
6.00%, 5/15/2025 (a)	1,485	1,489
6.13%, 2/15/2028 (a)	700	707

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Ardagh Metal Packaging Finance USA LLC 2.00%, 9/1/2028 (d)	EUR390	346
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (d)	EUR1,885	1,789
4.13%, 8/15/2026 (a)	935	873
5.25%, 8/15/2027 (a)	365	306
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,089
Ashland Services BV 2.00%, 1/30/2028 (d)	EUR407	375
AT&T, Inc.
2.55%, 12/1/2033	4,170	3,277
3.50%, 9/15/2053	3,980	2,763
3.55%, 9/15/2055	1,946	1,339
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,235	1,017
ATI, Inc. 4.88%, 10/1/2029	610	541
Audacy Capital Corp.
6.50%, 5/1/2027 (a)	416	11
6.75%, 3/31/2029 (a)	185	5
Avantor Funding, Inc.
3.88%, 7/15/2028 (d)	EUR1,435	1,410
4.63%, 7/15/2028 (a)	1,156	1,069
Avient Corp. 7.13%, 8/1/2030 (a)	190	192
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	264	249
5.38%, 3/1/2029 (a)	3,070	2,765
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	444
Ball Corp. 1.50%, 3/15/2027	EUR600	573
Bank of America Corp.
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (c) (e) (f)	235	229
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,910	1,896
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	4,060	3,851
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	5,405	4,820
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	5,000	4,526
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	5,085	5,067
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,875	1,606
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	3,282	2,827
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	6,260	4,980
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	3,490	2,756
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	517	420
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,965	1,349
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	198
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	725	598
8.50%, 1/31/2027 (a)	298	156
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,797	2,482
9.00%, 12/15/2025 (a)	643	547
5.75%, 8/15/2027 (a)	29	18
5.00%, 1/30/2028 (a)	505	222

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.88%, 6/1/2028 (a)	1,480	893
5.25%, 1/30/2030 (a)	2,654	1,128
Belden, Inc. 3.38%, 7/15/2027 (d)	EUR3,000	2,998
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	512	453
Berry Global, Inc. 4.88%, 7/15/2026 (a)	1,284	1,242
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	397
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	1,673	1,497
Block, Inc.
2.75%, 6/1/2026	505	454
3.50%, 6/1/2031	415	339
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	395
Boeing Co. (The)
3.50%, 3/1/2039	2,500	1,884
5.71%, 5/1/2040	1,080	1,064
3.95%, 8/1/2059	1,190	856
Booz Allen Hamilton, Inc. 4.00%, 7/1/2029 (a)	100	88
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,420
BP Capital Markets America, Inc. 2.72%, 1/12/2032	2,200	1,876
Broadcom, Inc. 3.47%, 4/15/2034 (a)	6,595	5,381
Buckeye Partners LP
4.13%, 12/1/2027	435	381
4.50%, 3/1/2028 (a)	140	123
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	1,317	1,131
Burlington Northern Santa Fe LLC 2.88%, 6/15/2052	1,760	1,190
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	440	448
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	467	469
Calpine Corp. 5.25%, 6/1/2026 (a)	267	259
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (c) (e) (f)	4,286	3,186
Carnival Corp.
10.13%, 2/1/2026 (d)	EUR1,421	1,593
10.50%, 2/1/2026 (a)	690	717
5.75%, 3/1/2027 (a)	650	556
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	371	337
3.13%, 2/15/2029 (a)	335	273
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	5,660
5.00%, 2/1/2028 (a)	3,475	3,158
5.38%, 6/1/2029 (a)	1,498	1,348
4.75%, 3/1/2030 (a)	7,188	6,062
4.50%, 8/15/2030 (a)	1,625	1,338
4.25%, 2/1/2031 (a)	2,422	1,940
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,875	2,536
CDW LLC
4.25%, 4/1/2028	3,051	2,820
3.25%, 2/15/2029	143	123

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Cedar Fair LP
5.50%, 5/1/2025 (a)	710	705
5.25%, 7/15/2029	1,134	1,042
Centene Corp. 4.63%, 12/15/2029	3,680	3,413
CenterPoint Energy, Inc. 2.95%, 3/1/2030	5,863	5,111
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	2,890
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,518
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	700	707
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,062
3.50%, 6/1/2041	1,260	831
5.38%, 5/1/2047	2,844	2,269
4.80%, 3/1/2050	1,725	1,263
3.70%, 4/1/2051	4,637	2,843
3.90%, 6/1/2052	4,238	2,666
Chemours Co. (The)
5.38%, 5/15/2027	160	147
5.75%, 11/15/2028 (a)	290	255
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	330	321
6.75%, 4/15/2029 (a)	1,985	1,941
Chevron USA, Inc. 2.34%, 8/12/2050	3,342	2,100
Chord Energy Corp. 6.38%, 6/1/2026 (a)	210	207
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	324	330
5.88%, 3/15/2026 (a)	170	161
5.25%, 7/15/2028 (a)	835	731
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (c)	10,000	10,000
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	2,321	1,987
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	6,687	5,568
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	4,938	4,973
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5,465	4,886
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	3,415	3,250
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	5,950	5,628
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	9,400	7,870
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	375	303
Clarios Global LP
6.25%, 5/15/2026 (a)	764	756
8.50%, 5/15/2027 (a)	998	1,001
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	215
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,709	2,388
7.75%, 4/15/2028 (a)	2,575	1,918
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	1,753	1,558
Coherent Corp. 5.00%, 12/15/2029 (a)	3,689	3,281
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,275	804

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Comcast Corp.
5.50%, 11/15/2032	3,137	3,289
2.80%, 1/15/2051	5,319	3,479
5.35%, 5/15/2053	4,000	3,980
2.99%, 11/1/2063	3,052	1,892
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	1,208	1,135
5.00%, 3/15/2027 (a)	392	264
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,470	1,380
4.75%, 9/1/2029 (a)	855	673
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,877	1,753
6.13%, 4/1/2030 (a)	765	413
5.25%, 5/15/2030 (a)	295	222
4.75%, 2/15/2031 (a)	2,275	1,635
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,082
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,540	1,259
Constellation Brands, Inc.
5.00%, 2/2/2026	670	670
2.25%, 8/1/2031	6,147	5,019
Constellation Energy Generation LLC
5.80%, 3/1/2033	2,160	2,220
5.60%, 6/15/2042	2,735	2,644
Constellium SE
4.25%, 2/15/2026 (d)	EUR641	668
5.63%, 6/15/2028 (a)	930	886
Cooper-Standard Automotive, Inc.
4.50% (PIK), 3/31/2027 (a) (h)	2,306	2,281
10.63% (PIK), 5/15/2027 (a) (h)	1,345	710
Coty, Inc.
3.88%, 4/15/2026 (d)	EUR1,400	1,454
4.75%, 4/15/2026 (d)	EUR600	622
5.00%, 4/15/2026 (a)	1,070	1,028
4.75%, 1/15/2029 (a)	420	386
Crestwood Midstream Partners LP
5.75%, 4/1/2025	910	893
5.63%, 5/1/2027 (a)	100	94
7.38%, 2/1/2031 (a)	495	486
Crown Castle, Inc., REIT
4.45%, 2/15/2026	3,000	2,947
4.80%, 9/1/2028	2,210	2,174
3.30%, 7/1/2030	260	230
2.10%, 4/1/2031	2,580	2,078
Crown European Holdings SA
2.63%, 9/30/2024 (d)	EUR2,350	2,459
3.38%, 5/15/2025 (d)	EUR500	522

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CSC Holdings LLC
7.50%, 4/1/2028 (a)	410	222
6.50%, 2/1/2029 (a)	2,180	1,716
5.75%, 1/15/2030 (a)	725	319
CVS Health Corp.
2.13%, 9/15/2031	1,480	1,190
5.25%, 2/21/2033	4,165	4,175
4.13%, 4/1/2040	1,205	1,003
2.70%, 8/21/2040	3,480	2,401
Danaher Corp. 2.80%, 12/10/2051	4,050	2,716
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,548
3.75%, 2/15/2031 (a)	648	514
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	535	562
Dell International LLC
4.90%, 10/1/2026	370	368
5.25%, 2/1/2028	8,244	8,277
Diamondback Energy, Inc. 3.13%, 3/24/2031	3,145	2,680
Discovery Communications LLC
3.63%, 5/15/2030	445	386
4.65%, 5/15/2050	1,620	1,186
DISH DBS Corp.
5.88%, 11/15/2024	1,855	1,589
7.75%, 7/1/2026	1,691	970
5.25%, 12/1/2026 (a)	3,795	2,998
5.75%, 12/1/2028 (a)	755	548
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,504	1,439
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	1,105	829
Duke Energy Corp. 2.45%, 6/1/2030	3,029	2,540
Duke Energy Indiana LLC 5.40%, 4/1/2053	375	372
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	405	411
5.65%, 4/1/2053	149	152
Duke Energy Progress LLC 3.40%, 4/1/2032	1,410	1,258
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	315	274
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,510
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	840	759
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,133
4.13%, 4/1/2029 (a)	1,469	1,267
Edison International 3.55%, 11/15/2024	839	814
Elastic NV 4.13%, 7/15/2029 (a)	930	804
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,160
Emerald Debt Merger Sub LLC
6.38%, 12/15/2030 (a)	EUR957	1,015
6.63%, 12/15/2030 (a)	1,515	1,503
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	555	510

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Encompass Health Corp.
5.75%, 9/15/2025	650	644
4.50%, 2/1/2028	642	591
4.75%, 2/1/2030	300	273
Endo Dac 6.00%, 6/30/2028 (a) (k)	308	17
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a) (g)	2,955	2,155
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	1,950
4.38%, 3/31/2029 (a)	3,230	2,766
Energy Transfer LP 5.35%, 5/15/2045	2,010	1,718
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	2,735	2,635
Entegris, Inc. 4.38%, 4/15/2028 (a)	200	184
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,076
Enterprise Products Operating LLC 3.20%, 2/15/2052	3,920	2,671
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	258	1
EQM Midstream Partners LP
4.00%, 8/1/2024	347	338
6.00%, 7/1/2025 (a)	35	35
4.50%, 1/15/2029 (a)	3,055	2,669
EQT Corp. 3.90%, 10/1/2027	1,175	1,092
ESC Co., Escrow
5.50%, 8/1/2023 ‡ (k)	902	—
8.50%, 10/15/2024 ‡ (k)	2,785	—
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	1,974	1,654
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	2,921
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,599
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	4,375	3,914
4.55%, 4/1/2049 (a)	2,223	1,825
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR2,500	2,631
2.75%, 6/14/2024	GBP946	1,122
1.36%, 2/7/2025	EUR1,375	1,385
5.13%, 6/16/2025	2,965	2,875
3.25%, 9/15/2025	EUR1,600	1,635
4.39%, 1/8/2026	500	470
4.54%, 8/1/2026	785	734
4.27%, 1/9/2027	4,327	3,970
4.95%, 5/28/2027	2,550	2,387
4.87%, 8/3/2027	EUR1,214	1,263
3.63%, 6/17/2031	3,062	2,476
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	1,303	1,195
5.40%, 11/14/2034	7,329	7,029
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,895	1,689
5.00%, 5/1/2028 (a)	785	657

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	410	341
Gartner, Inc.
4.50%, 7/1/2028 (a)	2,250	2,118
3.63%, 6/15/2029 (a)	1,620	1,439
3.75%, 10/1/2030 (a)	105	92
GCI LLC 4.75%, 10/15/2028 (a)	2,310	1,950
General Electric Co. 4.13%, 9/19/2035 (d)	EUR1,109	1,198
General Motors Co. 5.15%, 4/1/2038	1,600	1,422
Genesis Energy LP
8.00%, 1/15/2027	505	492
7.75%, 2/1/2028	544	523
Georgia Power Co. Series A, 2.10%, 7/30/2023	8,460	8,411
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	345	285
Global Payments, Inc.
2.90%, 5/15/2030	1,360	1,147
2.90%, 11/15/2031	3,450	2,816
5.95%, 8/15/2052	2,747	2,561
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	1,569	1,498
3.50%, 3/1/2029 (a)	2,765	2,392
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 9/10/2024 (c)	6,095	6,002
3.50%, 4/1/2025	2,830	2,733
4.25%, 10/21/2025	1,815	1,768
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	3,709	2,946
3.50%, 11/16/2026	6,460	6,123
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	3,770	3,387
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	4,905	4,809
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	3,790	3,375
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	4,540	4,116
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,730	1,427
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	5,050	4,137
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	2,515	2,133
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	2,665	2,247
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,728	1,556
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	576
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	520
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	810	747
Gray Television, Inc. 7.00%, 5/15/2027 (a)	773	637
Griffon Corp. 5.75%, 3/1/2028	2,055	1,895
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	346	345
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	500	500
HCA, Inc.
5.88%, 2/15/2026	2,200	2,210
4.50%, 2/15/2027	1,840	1,794
5.20%, 6/1/2028	1,740	1,729
5.63%, 9/1/2028	1,147	1,155

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.50%, 9/1/2030	7,187	6,354
2.38%, 7/15/2031	4,335	3,479
5.50%, 6/15/2047	495	453
3.50%, 7/15/2051	1,470	989
4.63%, 3/15/2052 (a)	5,215	4,200
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	3,954
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,535	3,356
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,140	1,017
Hertz Corp. (The), Escrow
5.50%, 10/15/2024	1,600	40
6.00%, 1/15/2028	685	48
Hertz Corp., Escrow 7.13%, 8/1/2026	265	19
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	415	389
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	910	824
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	654	608
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,611	1,564
Hologic, Inc. 4.63%, 2/1/2028 (a)	210	199
Howmet Aerospace, Inc.
5.13%, 10/1/2024	532	528
5.90%, 2/1/2027	920	936
6.75%, 1/15/2028	83	87
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	1,305
Hyundai Capital America
1.30%, 1/8/2026 (a)	1,430	1,282
3.50%, 11/2/2026 (a)	8,025	7,543
3.50%, 11/2/2026 (d)	2,600	2,444
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,120	850
8.38%, 5/1/2027	2,728	1,539
5.25%, 8/15/2027 (a)	1,140	801
ILFC E-Capital Trust I 6.55%, 12/21/2065 (a) (i)	500	327
ILFC E-Capital Trust II 6.80%, 12/21/2065 (a) (i)	535	360
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,545	2,189
Indiana Michigan Power Co. 5.63%, 4/1/2053	527	538
Interface, Inc. 5.50%, 12/1/2028 (a)	775	604
International Game Technology plc
3.50%, 7/15/2024 (d)	EUR523	553
2.38%, 4/15/2028 (d)	EUR2,042	1,964
IQVIA, Inc.
2.88%, 9/15/2025 (d)	EUR325	337
1.75%, 3/15/2026 (d)	EUR756	750
5.00%, 10/15/2026 (a)	545	530
5.00%, 5/15/2027 (a)	1,355	1,303
2.88%, 6/15/2028 (d)	EUR2,699	2,580
2.25%, 3/15/2029 (d)	EUR480	434
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	559

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.25%, 3/15/2028 (a)	297	278
5.00%, 7/15/2028 (a)	1,100	1,007
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	7,371	6,371
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	820
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	500	504
4.88%, 12/15/2027 (a)	870	758
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,257
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,000	786
Keurig Dr. Pepper, Inc. 4.05%, 4/15/2032	3,360	3,131
KeyBank NA (SOFRINDX + 0.34%), 5.40%, 1/3/2024 (c)	3,530	3,452
Kilroy Realty LP, REIT 2.50%, 11/15/2032	1,462	977
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,322
Kraft Heinz Foods Co.
2.25%, 5/25/2028 (d)	EUR700	699
4.88%, 10/1/2049	2,930	2,645
L3Harris Technologies, Inc. 4.85%, 4/27/2035	2,510	2,413
LABL, Inc. 6.75%, 7/15/2026 (a)	2,175	2,091
Lamar Media Corp. 4.00%, 2/15/2030	185	162
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	670	597
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	1,925	1,203
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,670	1,640
6.50%, 5/15/2027 (a)	450	451
4.75%, 10/15/2027 (a)	1,800	1,667
3.75%, 1/15/2028 (a)	610	548
Lowe's Cos., Inc.
4.80%, 4/1/2026	2,405	2,399
4.25%, 4/1/2052	2,908	2,326
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	774	474
4.00%, 2/15/2027 (a)	1,370	896
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,408
5.88%, 6/30/2029 (a)	1,250	951
Mallinckrodt International Finance SA 10.00%, 6/15/2029 (a)	283	101
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	15	13
Masonite International Corp. 5.38%, 2/1/2028 (a)	95	90
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	2,490	2,468
9.25%, 4/15/2027 (a)	485	443
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	379
5.25%, 10/1/2029 (a)	1,085	928
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR1,500	1,134
MetLife, Inc.
6.40%, 12/15/2036	435	429

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
9.25%, 4/8/2038 (a)	3,935	4,614
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	1,918
MGM Resorts International
6.75%, 5/1/2025	2,885	2,896
4.63%, 9/1/2026	307	290
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	425	291
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	547
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	684
Morgan Stanley
(SOFR + 0.46%), 5.54%, 1/25/2024 (c)	5,838	5,833
(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	2,015	1,943
(SOFR + 0.95%), 6.02%, 2/18/2026 (c)	2,780	2,776
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	11,955	10,752
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	967	932
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	3,015	3,000
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	965	962
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	3,930	3,359
(SOFR + 3.12%), 3.62%, 4/1/2031 (c)	3,908	3,532
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	882	686
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	535	434
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	4,055	3,061
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	1,255	1,240
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (c)	3,985	3,400
MPLX LP
4.13%, 3/1/2027	905	877
2.65%, 8/15/2030	1,246	1,043
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	345	314
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	1,345	1,163
5.13%, 12/15/2030 (a)	390	314
Navient Corp. 5.00%, 3/15/2027	385	335
NCR Corp.
5.75%, 9/1/2027 (a)	455	452
5.00%, 10/1/2028 (a)	2,110	1,855
5.13%, 4/15/2029 (a)	650	569
6.13%, 9/1/2029 (a)	2,290	2,271
Netflix, Inc.
4.63%, 5/15/2029	EUR1,000	1,088
5.38%, 11/15/2029 (a)	3,756	3,782
3.63%, 6/15/2030 (d)	EUR1,000	1,023
New Albertsons LP
7.45%, 8/1/2029	197	200
8.00%, 5/1/2031	480	491
Newell Brands, Inc.
4.70%, 4/1/2026 (g)	1,755	1,628
6.63%, 9/15/2029	265	250
6.00%, 4/1/2046 (g)	300	219

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	912	837
4.75%, 11/1/2028 (a)	1,160	979
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	2,499	2,076
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	562	537
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	335	301
Norfolk Southern Corp. 3.70%, 3/15/2053	1,930	1,453
Novelis Corp. 4.75%, 1/30/2030 (a)	615	546
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (d)	EUR1,098	1,018
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	3,480	3,371
6.63%, 1/15/2027	310	309
5.75%, 1/15/2028	200	190
5.25%, 6/15/2029 (a)	210	189
NuStar Logistics LP 5.63%, 4/28/2027	1,000	947
Occidental Petroleum Corp.
8.88%, 7/15/2030	1,005	1,158
6.63%, 9/1/2030	455	474
OI European Group BV 6.25%, 5/15/2028 (a)	EUR789	861
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,456	2,218
OneMain Finance Corp.
7.13%, 3/15/2026	1,627	1,556
4.00%, 9/15/2030	1,120	826
Oracle Corp.
2.88%, 3/25/2031	1,690	1,437
6.90%, 11/9/2052	2,021	2,200
5.55%, 2/6/2053	2,710	2,531
Organon & Co.
2.88%, 4/30/2028 (d)	EUR1,756	1,632
4.13%, 4/30/2028 (a)	2,880	2,564
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	400	398
5.00%, 8/15/2027 (a)	175	157
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	955	861
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,130	1,129
Pacific Gas and Electric Co.
2.95%, 3/1/2026	1,006	930
4.65%, 8/1/2028	4,230	3,970
6.15%, 1/15/2033	2,570	2,535
4.60%, 6/15/2043	1,222	912
4.75%, 2/15/2044	294	224
PacifiCorp 3.30%, 3/15/2051	1,760	1,251
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,735	1,528
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (g) (k)	248	183
Paysafe Finance plc 3.00%, 6/15/2029 (d)	EUR700	595
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	200	200

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.50%, 10/15/2027 (a)	824	792
4.25%, 8/1/2029 (a)	195	172
PetSmart, Inc.
4.75%, 2/15/2028 (a)	2,885	2,669
7.75%, 2/15/2029 (a)	1,000	971
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	1,957	2,015
PG&E Corp.
5.00%, 7/1/2028	2,540	2,343
5.25%, 7/1/2030	410	370
Philip Morris International, Inc. 5.63%, 11/17/2029	5,000	5,123
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,175	676
Pike Corp. 5.50%, 9/1/2028 (a)	177	158
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (e) (f)	3,704	2,769
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	176	173
5.50%, 12/15/2029 (a)	1,409	1,310
4.63%, 4/15/2030 (a)	1,000	876
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	3,906	3,650
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,213
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	750	734
3.38%, 8/31/2027 (a)	40	35
PTC, Inc. 4.00%, 2/15/2028 (a)	315	293
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,133
Range Resources Corp.
8.25%, 1/15/2029	340	354
4.75%, 2/15/2030 (a)	75	68
Raytheon Technologies Corp. 3.75%, 11/1/2046	1,880	1,494
Realogy Group LLC 5.25%, 4/15/2030 (a)	645	447
Regency Centers LP, REIT 2.95%, 9/15/2029	1,185	1,031
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	3,624	3,357
4.50%, 2/15/2029 (a)	755	668
Rite Aid Corp.
7.50%, 7/1/2025 (a)	947	645
8.00%, 11/15/2026 (a)	2,273	1,192
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	435	380
3.63%, 3/1/2029 (a)	640	528
4.00%, 10/15/2033 (a)	435	328
Roper Technologies, Inc. 2.95%, 9/15/2029	1,807	1,608
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	1,990	2,163
8.25%, 1/15/2029 (a)	435	458
9.25%, 1/15/2029 (a)	1,280	1,361
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	2,394	2,264

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,200	1,106
3.13%, 2/1/2029	1,460	1,230
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	375
4.50%, 10/15/2029	1,772	1,511
4.00%, 4/1/2031	2,495	1,981
4.38%, 2/1/2032	500	400
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	515	397
5.38%, 1/15/2031 (a)	100	70
Seagate HDD Cayman
4.09%, 6/1/2029	1,369	1,183
8.25%, 12/15/2029 (a)	390	399
8.50%, 7/15/2031 (a)	96	98
Sempra Energy 3.80%, 2/1/2038	1,865	1,554
Sensata Technologies BV
5.00%, 10/1/2025 (a)	129	127
4.00%, 4/15/2029 (a)	3,430	3,055
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	156	139
3.75%, 2/15/2031 (a)	11	9
Service Corp. International
5.13%, 6/1/2029	325	309
3.38%, 8/15/2030	974	811
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR2,100	2,192
2.25%, 6/1/2028	EUR333	303
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	2,510	2,276
4.00%, 7/15/2028 (a)	440	368
5.50%, 7/1/2029 (a)	251	219
4.13%, 7/1/2030 (a)	940	739
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	4,110	3,884
SM Energy Co. 6.63%, 1/15/2027	865	831
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	750	621
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,129
Series 13-A, 3.90%, 3/15/2043	564	445
3.65%, 2/1/2050	1,513	1,124
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	1,724	1,357
5.15%, 9/15/2032	2,350	2,346
Southwestern Energy Co.
5.70%, 1/23/2025 (g)	147	146
8.38%, 9/15/2028	630	657
5.38%, 3/15/2030	1,160	1,066

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Spectrum Brands, Inc.
5.75%, 7/15/2025	84	83
4.00%, 10/1/2026 (d)	EUR1,450	1,508
5.00%, 10/1/2029 (a)	1,550	1,383
5.50%, 7/15/2030 (a)	2,031	1,858
3.88%, 3/15/2031 (a)	2,435	1,989
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	460	490
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,501
Sprint LLC
7.63%, 2/15/2025	1,122	1,150
7.63%, 3/1/2026	206	215
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	300	265
6.13%, 7/1/2029 (a)	745	617
6.00%, 12/1/2029 (a)	280	230
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	2,840	2,711
Stagwell Global LLC 5.63%, 8/15/2029 (a)	544	467
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	34	32
4.75%, 1/15/2028 (a)	3,900	3,575
4.38%, 7/15/2030 (a)	420	355
Staples, Inc.
7.50%, 4/15/2026 (a)	3,065	2,519
10.75%, 4/15/2027 (a)	1,210	742
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,113	1,044
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (a) (g)	550	524
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,590	2,169
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	590	571
5.00%, 3/28/2026	612	609
3.70%, 4/14/2027	2,230	2,130
4.00%, 4/14/2032	720	663
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,947	1,942
5.50%, 1/15/2028 (a)	105	95
6.00%, 12/31/2030 (a)	400	347
6.00%, 9/1/2031 (a)	1,500	1,276
Targa Resources Partners LP 4.00%, 1/15/2032	1,200	1,029
TEGNA, Inc. 4.63%, 3/15/2028	505	439
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,374
3.88%, 10/15/2031 (a)	435	348
Tenet Healthcare Corp.
4.88%, 1/1/2026	4,415	4,271
6.25%, 2/1/2027	3,565	3,512
5.13%, 11/1/2027	1,237	1,182
4.63%, 6/15/2028	1,665	1,548

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.13%, 10/1/2028	345	327
4.25%, 6/1/2029	420	377
6.75%, 5/15/2031 (a)	735	734
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	260	244
Texas Instruments, Inc. 5.05%, 5/18/2063	190	186
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	174
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,009	882
2.55%, 2/15/2031	2,471	2,067
2.25%, 11/15/2031	708	569
TransDigm, Inc. 6.25%, 3/15/2026 (a)	488	485
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	102	100
Transocean, Inc. 11.50%, 1/30/2027 (a)	193	197
Travel + Leisure Co.
6.60%, 10/1/2025 (g)	243	244
6.00%, 4/1/2027 (g)	99	96
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	701	552
5.13%, 4/1/2029 (a)	730	395
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,317	2,322
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	466	389
Triumph Group, Inc.
7.75%, 8/15/2025	715	684
9.00%, 3/15/2028 (a)	215	218
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	1,460	1,332
UGI International LLC 2.50%, 12/1/2029 (d)	EUR1,985	1,700
Union Electric Co. 3.90%, 4/1/2052	885	712
United Rentals North America, Inc.
5.50%, 5/15/2027	1,321	1,305
4.88%, 1/15/2028	195	186
3.88%, 2/15/2031	438	376
United States Cellular Corp. 6.70%, 12/15/2033	2,794	2,297
United States Steel Corp. 6.88%, 3/1/2029	190	184
UnitedHealth Group, Inc. 5.35%, 2/15/2033	3,770	3,929
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	1,085	911
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	123
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,290	2,296
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	550	553
Verizon Communications, Inc.
1.75%, 1/20/2031	3,960	3,127
2.55%, 3/21/2031	4,805	4,024
2.36%, 3/15/2032	1,800	1,452
5.05%, 5/9/2033	2,870	2,841
2.65%, 11/20/2040	905	621
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	187
VICI Properties LP, REIT
3.50%, 2/15/2025 (a)	220	210

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.25%, 12/1/2026 (a)	823	772
5.75%, 2/1/2027 (a)	258	255
3.75%, 2/15/2027 (a)	240	222
4.63%, 12/1/2029 (a)	664	605
4.13%, 8/15/2030 (a)	245	215
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	4,054	3,320
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	323
3.70%, 1/30/2027 (a)	3,157	2,925
5.63%, 2/15/2027 (a)	820	789
4.38%, 5/1/2029 (a)	1,126	981
VMware, Inc.
4.70%, 5/15/2030	2,057	1,956
2.20%, 8/15/2031	3,895	3,061
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,300	2,001
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	5,630	5,276
4.28%, 3/15/2032	8,173	7,140
5.05%, 3/15/2042	1,765	1,428
5.14%, 3/15/2052	3,760	2,934
Wells Fargo & Co.
(SOFR + 1.60%), 1.67%, 6/2/2024 (c)	7,000	7,000
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (e) (f)	4,790	4,196
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (c)	7,030	6,598
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	4,820	4,518
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	3,320	3,114
(SOFR + 1.26%), 2.57%, 2/11/2031 (c)	4,205	3,550
4.90%, 11/17/2045	1,210	1,053
Welltower OP LLC, REIT 3.85%, 6/15/2032	1,390	1,222
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	1,235	111
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	950	957
7.25%, 6/15/2028 (a)	125	128
William Carter Co. (The) 5.63%, 3/15/2027 (a)	752	734
Williams Cos., Inc. (The) 3.50%, 10/15/2051	3,945	2,689
WMG Acquisition Corp.
2.75%, 7/15/2028 (d)	EUR700	673
3.00%, 2/15/2031 (a)	731	589
2.25%, 8/15/2031 (d)	EUR728	597
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	464
2.25%, 4/1/2033	1,302	973
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	180	167

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	1,875	1,838
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,069	2,739
		1,033,946
Total Corporate Bonds (Cost $2,095,963)		1,853,202
Foreign Government Securities — 15.6%
Angola — 0.2%
Republic of Angola
8.00%, 11/26/2029 (d)	3,420	2,905
8.75%, 4/14/2032 (a)	3,248	2,722
		5,627
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (d)	4,041	3,083
Brazil — 1.7%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (k)	BRL290,000	55,625
Colombia — 0.3%
Republic of Colombia
3.13%, 4/15/2031	5,580	4,141
5.20%, 5/15/2049	5,688	3,780
		7,921
Costa Rica — 0.1%
Republic of Costa Rica 6.13%, 2/19/2031 (d)	3,310	3,301
Czech Republic — 0.4%
Czech Republic 1.95%, 7/30/2037	CZK401,000	13,276
Dominican Republic — 0.4%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	4,620	4,656
6.85%, 1/27/2045 (d)	7,910	6,990
		11,646
Hungary — 0.1%
Hungary Government Bond 6.75%, 9/25/2052 (a)	3,931	3,964
Indonesia — 0.9%
Republic of Indonesia 7.00%, 2/15/2033	IDR403,524,000	28,091
Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050	7,840	5,754
Italy — 1.4%
Italian Republic Government Bond
0.88%, 5/6/2024	13,407	12,795
2.38%, 10/17/2024	20,243	19,352
2.88%, 10/17/2029	15,840	13,847
		45,994

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	2,330	2,226
6.13%, 6/15/2033 (d)	6,302	5,447
6.88%, 10/17/2040 (a)	EUR7,400	5,746
		13,419
Kazakhstan — 0.1%
Republic of Kazakhstan 1.50%, 9/30/2034 (a)	EUR6,252	4,725
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (k)	3,207	184
6.65%, 11/3/2028 (d) (k)	3,134	179
		363
Mexico — 3.5%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN851,970	45,219
7.50%, 5/26/2033	MXN457,410	23,628
8.50%, 11/18/2038	MXN511,000	27,618
United Mexican States
6.35%, 2/9/2035	3,247	3,417
3.77%, 5/24/2061	7,068	4,699
3.75%, 4/19/2071	11,835	7,751
		112,332
Nigeria — 0.2%
Federal Republic of Nigeria
7.38%, 9/28/2033 (a)	3,770	2,768
7.63%, 11/28/2047 (d)	4,824	3,158
		5,926
Oman — 0.4%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (d)	3,200	3,167
6.25%, 1/25/2031 (d)	5,140	5,202
6.75%, 1/17/2048 (d)	3,450	3,241
		11,610
Paraguay — 0.4%
Republic of Paraguay
5.00%, 4/15/2026 (d)	3,010	2,958
5.00%, 4/15/2026 (a)	259	254
4.95%, 4/28/2031 (a)	4,630	4,420
3.85%, 6/28/2033 (a)	1,521	1,302
5.60%, 3/13/2048 (d)	990	849
5.40%, 3/30/2050 (d)	2,278	1,904
		11,687

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Philippines — 0.2%
Republic of Philippines
2.95%, 5/5/2045	5,550	3,961
5.50%, 1/17/2048	1,608	1,665
		5,626
Poland — 1.1%
Republic of Poland 7.50%, 7/25/2028	PLN145,452	36,607
Portugal — 0.4%
Portuguese Republic 5.13%, 10/15/2024 (d)	12,380	12,354
Qatar — 0.3%
State of Qatar
4.63%, 6/2/2046 (d)	528	500
5.10%, 4/23/2048 (d)	5,270	5,221
4.40%, 4/16/2050 (a)	2,960	2,675
		8,396
Romania — 0.3%
Romania Government Bond
6.63%, 9/27/2029 (a)	EUR5,389	5,889
4.63%, 4/3/2049 (a)	EUR3,467	2,750
7.63%, 1/17/2053 (a)	1,512	1,598
		10,237
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	5,712	5,236
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (d)	4,555	3,614
Serbia — 0.2%
Republic of Serbia 1.50%, 6/26/2029 (a)	EUR7,700	6,162
South Africa — 1.5%
Republic of South Africa
4.30%, 10/12/2028	5,530	4,764
8.25%, 3/31/2032	ZAR288,340	11,741
8.88%, 2/28/2035	ZAR702,882	27,918
5.75%, 9/30/2049	6,780	4,593
		49,016
Turkey — 0.1%
Republic of Turkey 9.88%, 1/15/2028	3,421	3,407
United Arab Emirates — 0.4%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (a)	4,965	4,870
4.00%, 7/28/2050 (a)	6,850	4,201
4.95%, 7/7/2052 (a)	3,433	3,388
		12,459

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	1,152	1,130
Total Foreign Government Securities (Cost $539,924)		498,588
Convertible Bonds — 4.0%
Austria — 0.0% ^
ams-OSRAM AG 2.13%, 11/3/2027 (d)	EUR2,000	1,415
China — 0.1%
GDS Holdings Ltd. 2.00%, 6/1/2025	3,545	3,481
Israel — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	6,346	6,041
Singapore — 0.1%
Sea Ltd. 2.38%, 12/1/2025	2,370	2,415
United States — 3.6%
8x8, Inc. 0.50%, 2/1/2024	3,000	2,802
Air Transport Services Group, Inc. 1.13%, 10/15/2024	1,750	1,633
Airbnb, Inc. Zero Coupon, 3/15/2026	6,790	5,880
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	4,967	4,234
Bentley Systems, Inc. 0.13%, 1/15/2026	2,506	2,483
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	6,136	4,719
Block, Inc.
0.13%, 3/1/2025	1,725	1,591
Zero Coupon, 5/1/2026	3,185	2,632
0.25%, 11/1/2027	840	641
Box, Inc. Zero Coupon, 1/15/2026	2,759	3,345
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	3,957	3,269
Confluent, Inc. Zero Coupon, 1/15/2027	500	404
DISH Network Corp. 2.38%, 3/15/2024	240	207
Dropbox, Inc. Zero Coupon, 3/1/2028	7,816	7,015
Enphase Energy, Inc. Zero Coupon, 3/1/2028	4,040	3,883
Envestnet, Inc.
0.75%, 8/15/2025	760	684
2.63%, 12/1/2027 (a)	2,075	2,056
Eventbrite, Inc. 0.75%, 9/15/2026	1,897	1,484
Everbridge, Inc. Zero Coupon, 3/15/2026	4,874	4,033
Ford Motor Co. Zero Coupon, 3/15/2026	3,583	3,493
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	5,365	4,372
Guess?, Inc. 2.00%, 4/15/2024	2,245	2,243
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	3,245	2,916
Itron, Inc. Zero Coupon, 3/15/2026	3,175	2,778
JetBlue Airways Corp. 0.50%, 4/1/2026	2,490	1,937
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,173
Live Nation Entertainment, Inc. 3.13%, 1/15/2029 (a)	2,960	3,089
Lyft, Inc. 1.50%, 5/15/2025	4,465	4,005
Microchip Technology, Inc. 1.63%, 2/15/2027	1,025	2,174
ON Semiconductor Corp. Zero Coupon, 5/1/2027	6,061	10,013
Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,432	2,898

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
PetIQ, Inc. 4.00%, 6/1/2026	590	521
RingCentral, Inc. Zero Coupon, 3/1/2025	1,975	1,806
Snap, Inc.
0.75%, 8/1/2026	1,075	956
Zero Coupon,5/1/2027	1,711	1,237
0.13%, 3/1/2028	1,025	719
Southwest Airlines Co. 1.25%, 5/1/2025	2,750	2,914
Summit Hotel Properties, Inc. REIT, 1.50%, 2/15/2026	1,156	991
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	1,433	1,695
TripAdvisor, Inc. 0.25%, 4/1/2026	4,350	3,608
Vail Resorts, Inc. Zero Coupon, 1/1/2026	2,210	1,985
Wayfair, Inc. 0.63%, 10/1/2025	2,745	2,251
Wolfspeed, Inc.
0.25%, 2/15/2028	2,055	1,478
1.88%, 12/1/2029 (a)	375	274
		115,521
Total Convertible Bonds (Cost $146,625)		128,873
Asset-Backed Securities — 4.0%
Cayman Islands — 0.7%
AIMCO CLO Ltd. Series 2019-10A, Class AR, 6.33%, 7/22/2032 (a) (i)	550	542
Apidos CLO Series 2020-34A, Class A1R, 6.40%, 1/20/2035 (a) (i)	925	905
Bain Capital Credit CLO Series 2019-1A, Class AR, 6.40%, 4/19/2034 (a) (i)	3,300	3,228
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1, 6.41%, 1/22/2035 (a) (i)	2,500	2,434
Dryden CLO Ltd. Series 2019-68A, Class AR, 6.43%, 7/15/2035 (a) (i)	3,200	3,128
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 6.23%, 10/15/2030 (a) (i)	970	958
LCM LP Series 16A, Class A2R, 6.44%, 10/15/2031 (a) (i)	1,860	1,842
Madison Park Funding Ltd. Series 2020-45A, Class AR, 6.38%, 7/15/2034 (a) (i)	675	656
Neuberger Berman CLO Series 2013-15A, Class A1R2, 6.18%, 10/15/2029 (a) (i)	549	543
Palmer Square CLO Ltd. Series 2015-1A, Class A1A4, 6.51%, 5/21/2034 (a) (i)	4,800	4,705
Palmer Square Loan Funding Ltd. Series 2021-4A, Class A1, 6.06%, 10/15/2029 (a) (i)	2,490	2,460
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	135	125
		21,526
United States — 3.3%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	762	738
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 6.71%, 4/25/2034 (i)	36	35
Affirm Asset Securitization Trust Series 2022-A, Class 1A, 4.30%, 5/17/2027 (a)	3,304	3,149
American Credit Acceptance Receivables Trust
Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	2,782	2,770
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	3,739	3,676
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	2,866	2,839
AMSR Trust Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	3,100	2,781
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	2,263	2,242
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.61%, 2/25/2034 (i)	46	43
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	453	452

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	810	781
BHG Securitization Trust
Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	536	511
Series 2022-C, Class A, 5.32%, 10/17/2035 (a)	1,411	1,396
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	890	887
Business Jet Securities LLC Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	960	918
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 6.26%, 12/25/2032 (i)	16	16
Series 2004-ECC2, Class M2, 6.11%, 12/25/2034 (i)	267	264
Credit Acceptance Auto Loan Trust Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	1,210	1,220
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	2,430	2,384
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,776	1,619
DT Auto Owner Trust
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,038	2,011
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	650	640
Exeter Automobile Receivables Trust
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	1,570	1,541
Series 2023-1A, Class B, 5.72%, 4/15/2027	1,461	1,453
Series 2023-1A, Class C, 5.82%, 2/15/2028	1,653	1,651
FirstKey Homes Trust
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	3,000	2,724
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	2,000	1,814
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (a)	974	963
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	733	723
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 (a)	140	140
Series 2022-3FP, Class B, 5.79%, 8/20/2029 (a)	7,310	7,247
Fremont Home Loan Trust Series 2004-2, Class M2, 6.07%, 7/25/2034 (i)	6	6
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B, 4.92%, 1/15/2027 (a)	450	443
Series 2022-3A, Class C, 5.34%, 6/15/2028 (a)	683	674
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	510	510
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	3,530	3,185
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2B, 5.48%, 6/20/2025 (i)	1,305	1,304
Series 2023-1, Class A3, 5.16%, 4/20/2026	1,885	1,880
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 6.37%, 7/20/2031 (a) (i)	6,300	6,237
Hertz Vehicle Financing LLC Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	1,370	1,273
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	2,005	1,854
Home Equity Asset Trust Series 2004-6, Class M2, 6.04%, 12/25/2034 (i)	21	21
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	619	620
Series 2019-1, Class A, 2.95%, 5/15/2028	505	432
Series 2020-1, Class B, 7.75%, 11/15/2028	377	378
Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032 (a)	1,657	1,647
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 6.11%, 7/25/2034 (i)	15	15

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	64	63
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	4,091	3,654
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	301	301
Series 2018, Class B, 4.61%, 2/9/2030 ‡	309	308
Oportun Issuance Trust Series 2022-3, Class A, 7.45%, 1/8/2030 (a)	2,354	2,357
Pagaya AI Technology in Housing Trust Series 2022-1, Class D, 4.25%, 8/25/2025 (a)	2,668	2,468
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 8.79%, 4/25/2025 (a) (i)	1,980	1,959
RASC Trust Series 2005-EMX1, Class M1, 5.78%, 3/25/2035 (i)	161	160
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (g)	45	44
Series 2005-2, Class M1, 5.55%, 8/25/2035 (g)	597	562
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	1,253	1,201
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2, 4.37%, 5/15/2025	856	854
Series 2022-6, Class C, 4.96%, 11/15/2028	1,035	1,016
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	2,760	2,623
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	2,960	2,782
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	4,000	3,740
Saxon Asset Securities Trust Series 2004-3, Class M1, 6.04%, 12/26/2034 (i)	143	132
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 6.14%, 10/25/2033 (i)	18	18
Tesla Auto Lease Trust Series 2021-A, Class D, 1.34%, 3/20/2025 (a)	3,826	3,702
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	7,300	6,883
		104,934
Total Asset-Backed Securities (Cost $129,398)		126,460
U.S. Treasury Obligations — 3.6%
United States — 3.6%
U.S. Treasury Bonds , 2.00%, 8/15/2051	20	14
U.S. Treasury Notes
4.50%, 11/30/2024	15,000	14,937
4.25%, 5/31/2025	101,480	101,194
Total U.S. Treasury Obligations (Cost $116,182)		116,145
Commercial Mortgage-Backed Securities — 3.1%
United States — 3.1%
A10 Revolving Asset Financing I LLC , 8.30%, 1/9/2020 ‡ (i)	250	248
BANK
Series 2018-BN13, Class C, 4.58%, 8/15/2061 (i)	1,703	1,393
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (i)	7,623	303
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	5,352	4,061
BHMS Series 2018-ATLS, Class A, 6.36%, 7/15/2035 (a) (i)	1,300	1,263
BX Commercial Mortgage Trust Series 2021-XL2, Class A, 5.80%, 10/15/2038 (a) (i)	7,215	6,970
BX Trust
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (a)	4,385	4,252

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2022-LBA6, Class A, 6.06%, 1/15/2039 (a) (i)	10,375	10,096
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.09%, 2/28/2025 (a) (i)	13,900	12,562
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (i)	484	404
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 (i)	303	235
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class C, 4.43%, 7/10/2047 (i)	353	320
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.26%, 7/25/2023 (i)	29,797	—
Series K729, Class X1, IO, 0.34%, 10/25/2024 (i)	24,995	86
Series K731, Class X3, IO, 2.11%, 5/25/2025 (i)	3,460	133
Series K739, Class X1, IO, 1.21%, 9/25/2027 (i)	38,228	1,502
Series K104, Class X1, IO, 1.12%, 1/25/2030 (i)	25,546	1,493
Series K108, Class X1, IO, 1.69%, 3/25/2030 (i)	11,989	1,094
Series K117, Class X1, IO, 1.24%, 8/25/2030 (i)	42,491	2,893
Series K-1511, Class X3, IO, 3.42%, 4/25/2034 (i)	7,620	1,884
Series K153, Class X3, IO, 3.78%, 4/25/2035 (i)	5,560	1,282
Series K036, Class X3, IO, 2.12%, 12/25/2041 (i)	31,545	255
Series K041, Class X3, IO, 1.64%, 11/25/2042 (i)	30,520	562
Series K054, Class X3, IO, 1.60%, 4/25/2043 (i)	35,098	1,377
Series K047, Class X3, IO, 1.49%, 6/25/2043 (i)	28,400	758
Series K050, Class X3, IO, 1.55%, 10/25/2043 (i)	21,110	616
Series K052, Class X3, IO, 1.62%, 1/25/2044 (i)	15,770	538
Series K726, Class X3, IO, 2.15%, 7/25/2044 (i)	5,047	89
Series K067, Class X3, IO, 2.11%, 9/25/2044 (i)	25,210	1,835
Series K724, Class X3, IO, 1.87%, 12/25/2044 (i)	10,996	93
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	12,354	988
Series K089, Class X3, IO, 2.30%, 1/25/2046 (i)	11,650	1,195
Series K078, Class X3, IO, 2.21%, 6/25/2046 (i)	10,990	1,002
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	11,410	1,229
Series K094, Class X3, IO, 2.12%, 7/25/2047 (i)	4,450	457
FNMA ACES
Series 2020-M39, Class X2, IO, 1.55%, 8/25/2031 (i)	10,612	674
Series 2016-M4, Class X2, IO, 2.67%, 1/25/2039 (i)	3,049	42
FREMF Series 2018-KF46, Class B, 7.01%, 3/25/2028 (a) (i)	805	730
FREMF Mortgage Trust
Series 2017-KF29, Class B, 8.61%, 2/25/2024 (a) (i)	624	622
Series 2017-KF31, Class B, 7.96%, 4/25/2024 (a) (i)	685	679
Series 2017-KF36, Class B, 7.71%, 8/25/2024 (a) (i)	527	515
Series 2017-KF38, Class B, 7.56%, 9/25/2024 (a) (i)	251	241
Series 2017-KF41, Class B, 7.56%, 11/25/2024 (a) (i)	304	298
Series 2018-KF42, Class B, 7.26%, 12/25/2024 (a) (i)	647	630
Series 2018-KF45, Class B, 7.01%, 3/25/2025 (a) (i)	186	176
Series 2018-KF47, Class B, 7.06%, 5/25/2025 (a) (i)	156	152
Series 2016-KF24, Class B, 10.06%, 10/25/2026 (a) (i)	147	139
Series 2017-KF40, Class B, 7.76%, 11/25/2027 (a) (i)	537	512
Series 2018-KF50, Class B, 6.96%, 7/25/2028 (a) (i)	645	569
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (i)	900	866
Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (i)	4,200	4,059

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-K728, Class C, 3.65%, 11/25/2050 (a) (i)	1,265	1,217
GNMA
Series 2013-48, IO, 0.38%, 7/16/2054 (i)	9,424	98
Series 2017-9, IO, 0.66%, 1/16/2057 (i)	5,360	188
Series 2017-151, IO, 0.75%, 9/16/2057 (i)	2,379	90
Series 2016-157, IO, 0.89%, 11/16/2057 (i)	6,346	266
Series 2016-119, IO, 0.75%, 4/16/2058 (i)	3,940	107
Series 2017-54, IO, 0.68%, 12/16/2058 (i)	2,184	79
Series 2017-23, IO, 0.61%, 5/16/2059 (i)	5,126	170
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.07%, 5/10/2050 (i)	605	533
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (i)	160	155
Hunt Companies Finance Trust, Inc. , 7.25%, 2/13/2025 ‡	6,000	5,550
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.30%, 10/15/2039 (a) (i)	2,729	2,721
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (i)	860	736
Series 2015-C31, Class C, 4.62%, 8/15/2048 (i)	395	345
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.38%, 12/15/2049 (i)	484	396
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)	1,171	433
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.06%, 2/15/2047 (i)	364	353
Series 2015-C24, Class C, 4.32%, 5/15/2048 (i)	607	516
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.31%, 11/14/2042 (i)	821	786
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (i)	470	433
P -stlb Series 2019-STL B, 9.25%, 10/11/2026 ‡	3,800	3,629
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	1,795	1,588
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	1,326	1,267
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	704	665
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (i)	2,112	1,857
Wells Fargo Commercial Mortgage Trust Series 2016-C35, Class C, 4.18%, 7/15/2048 (i)	386	311
Total Commercial Mortgage-Backed Securities (Cost $108,885)		98,861
Collateralized Mortgage Obligations — 1.6%
United Kingdom — 0.0% ^
Brass NO 8 plc Series 8A, Class A1, 6.02%, 11/16/2066 (a) (i)	152	152
United States — 1.6%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,887	1,689
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	41	35
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	655	527
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	1,362	1,289
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	553	517
Angel Oak Mortgage Trust I LLC Series 2019-4, Class A3, 3.30%, 7/26/2049 (a) (i)	—	—
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 4.11%, 2/25/2037 (i)	20	18
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	909	439

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 7.24%, 10/25/2039 (a) (i)	141	141
Series 2023-R02, Class 1M1, 7.27%, 1/25/2043 (a) (i)	3,488	3,510
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.65%, 8/19/2045 (i)	420	357
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 7.87%, 4/25/2042 (a) (i)	1,700	1,695
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 1.69%, 8/15/2026 (i)	98	2
Series 4304, Class DI, IO, 2.50%, 1/15/2027	39	—
Series 4030, Class IL, IO, 3.50%, 4/15/2027	71	3
Series 4043, Class PI, IO, 2.50%, 5/15/2027	482	17
Series 4057, Class UI, IO, 3.00%, 5/15/2027	220	7
Series 4120, Class UI, IO, 3.00%, 10/15/2027	237	10
Series 4311, Class QI, IO, 3.00%, 10/15/2028	189	4
Series 4324, Class AI, IO, 3.00%, 11/15/2028	139	4
Series 4313, Class UI, IO, 3.00%, 3/15/2029	394	19
Series 4280, Class KI, IO, 3.50%, 9/15/2031	109	1
Series 3459, Class JS, IF, IO, 1.14%, 6/15/2038 (i)	160	13
Series 4018, Class HI, IO, 4.50%, 3/15/2041	70	5
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	131	19
Series 4173, Class I, IO, 4.00%, 3/15/2043	333	55
Series 4305, Class SK, IF, IO, 1.49%, 2/15/2044 (i)	3,394	405
Series 4372, Class SY, IF, IO, 0.99%, 8/15/2044 (i)	452	43
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,281	180
Series 4694, Class SA, IF, IO, 0.99%, 6/15/2047 (i)	2,886	364
Series 4689, Class SD, IF, IO, 1.04%, 6/15/2047 (i)	5,499	726
Series 4983, Class SY, IF, IO, 0.96%, 5/25/2050 (i)	6,052	704
Series 5022, IO, 3.00%, 9/25/2050	6,903	977
Series 5023, Class MI, IO, 3.00%, 10/25/2050	12,672	2,218
Series 5072, Class DI, IO, 3.50%, 2/25/2051	11,576	2,108
FHLMC, STRIPS Series 319, Class S2, IF, IO, 0.89%, 11/15/2043 (i)	6,439	696
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	750	31
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	501	25
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	259	10
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	10	—
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	2,282	89
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	2,246	217
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	543	48
Series 2012-93, Class SE, IF, IO, 0.96%, 9/25/2042 (i)	1,566	167
Series 2012-93, Class SG, IF, IO, 0.96%, 9/25/2042 (i)	286	28
Series 2014-14, Class SA, IF, IO, 0.81%, 4/25/2044 (i)	4,462	472
Series 2015-40, Class LS, IF, IO, 1.03%, 6/25/2045 (i)	2,303	237
Series 2015-85, Class SA, IF, IO, 0.48%, 11/25/2045 (i)	2,894	234
Series 2016-25, Class SL, IF, IO, 0.86%, 5/25/2046 (i)	3,089	356
Series 2016-39, Class LS, IF, IO, 0.86%, 7/25/2046 (i)	9,110	1,222
Series 2016-61, Class ST, IF, IO, 0.86%, 9/25/2046 (i)	6,075	679
Series 2016-75, Class SC, IF, IO, 0.96%, 10/25/2046 (i)	95	8

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2017-13, Class AS, IF, IO, 0.91%, 2/25/2047 (i)	5,543	664
Series 2019-42, Class SK, IF, IO, 0.91%, 8/25/2049 (i)	3,512	390
Series 2017-57, Class SA, IF, IO, 0.96%, 8/25/2057 (i)	36	4
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	4	—
Series 401, Class C6, IO, 4.50%, 10/25/2029	114	4
GNMA
Series 2011-13, Class S, IF, IO, 0.84%, 1/16/2041 (i)	322	23
Series 2017-107, Class KS, IF, IO, 1.05%, 7/20/2047 (i)	3,480	349
Series 2019-115, Class SD, IF, IO, 0.95%, 9/20/2049 (i)	959	97
Series 2015-H13, Class GI, IO, 1.47%, 4/20/2065 (i)	1,648	35
Goodgreen Trust Series 2017-R15.00%, 10/20/2051 ‡	1,169	1,117
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	125	25
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 5.32%, 8/19/2037 (i)	101	88
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 5.50%, 5/25/2036 (i)	1,638	1,383
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.87%, 8/25/2033 (i)	143	87
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (g)	2,540	2,509
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 8.99%, 2/25/2025 (a) (i)	1,400	1,395
Series 2018-GT2, Class A, 7.79%, 8/25/2025 (a) (i)	3,690	3,641
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (a) (g)	2,984	2,940
SART Series 2017-14.75%, 7/15/2024 ‡	643	629
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (i)	135	128
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.45%, 2/25/2035 (i)	86	83
Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060 (a) (g)	341	319
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (a) (i)	12,600	11,874
		50,404
Total Collateralized Mortgage Obligations (Cost $57,496)		50,556
Loan Assignments — 0.8% (c) (l)
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 8.40%, 4/6/2026	569	534
United States — 0.8%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.90%, 10/19/2027	933	916
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%), 6.61%, 2/1/2029	359	341
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 10.49%, 2/1/2030	225	197
Chamberlain Group LLC (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.27%, 11/3/2028	1,000	946
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.75%, 12/18/2026 (m)	1,634	1,509
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 5/17/2028	2,868	2,652
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.56%, 1/18/2028	370	326
Envision Healthcare Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.75%), 8.65%, 3/31/2027	318	3
(3-MONTH CME TERM SOFR + 4.25%), 9.15%, 3/31/2027	130	19
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (k)	47	5
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 9.07%, 12/1/2027	2,701	2,630
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.27%, 12/15/2026	3,733	3,463

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
IRB Holding Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 12/15/2027	865	838
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 8.30%, 6/21/2028	617	590
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50%), 14.46%, 12/31/2026	287	201
Moran Foods, LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026	446	402
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡	168	134
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.52%, 9/24/2028	1,748	1,709
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.27%, 1/21/2028	518	512
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.52%, 12/28/2027	1,015	950
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 9.65%, 12/22/2025	2,445	1,565
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 8.15%, 3/19/2029	17	17
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 12.27%, 8/10/2023	2,747	1,503
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 9.16%, 9/15/2028	841	804
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 3/31/2028	329	311
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.90%, 5/4/2026	975	940
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 8.56%, 8/3/2029	459	446
		23,929
Total Loan Assignments (Cost $27,468)		24,463
Supranational — 0.3%
European Union, 0.10%, 10/4/2040 (d) (Cost $16,362)	EUR14,420	9,042
	SHARES (000)
Common Stocks — 0.1%
France — 0.0% ^
Vallourec SA *	85	888
Luxembourg — 0.0% ^
Intelsat SA ‡ *	35	919
United States — 0.1%
Chesapeake Energy Corp.	13	947
Chord Energy Corp.	4	576
Claire's Stores, Inc. ‡ *	1	378
Clear Channel Outdoor Holdings, Inc. *	71	87
EP Energy Corp. ‡ *	10	79
Goodman Networks, Inc. ‡ *	1	— (n)
iHeartMedia, Inc., Class A *	24	58
Mallinckrodt plc *	10	27
Moran Foods Backstop Equity ‡ *	23	57
MYT Holding LLC ‡ *	247	117
NMG, Inc. ‡ *	2	204
Vistra Corp.	6	150
		2,680
Total Common Stocks (Cost $4,390)		4,487

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ * (Cost $279)	1	2,343
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	43	965
United States — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	1	6
Total Warrants (Cost $—)		971
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	1	— (n)
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	419	340
Total Preferred Stocks (Cost $405)		340
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *	8	—
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049‡ *	6	8
Total Rights (Cost $—)		8
	SHARES (000)
Short-Term Investments — 7.8%
Investment Companies — 7.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (o) (p)(Cost $247,799)	247,735	247,785
Total Investments — 99.1% (Cost $3,491,176)		3,162,124
Other Assets Less Liabilities — 0.9%		27,695
NET ASSETS — 100.0%		3,189,819

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $32,722 or 1.03% of the Fund’s net assets as of May 31, 2023.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	Value is zero.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2023.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	816	06/08/2023	EUR	103,018	(11)
Euro-Bund	348	06/08/2023	EUR	50,600	873
Euro-Buxl 30 Year Bond	139	06/08/2023	EUR	20,584	397
U.S. Treasury 10 Year Note	1,994	09/20/2023	USD	228,219	245
U.S. Treasury 10 Year Ultra Note	976	09/20/2023	USD	117,593	593
U.S. Treasury Ultra Bond	72	09/20/2023	USD	9,875	157
U.S. Treasury 2 Year Note	967	09/29/2023	USD	199,013	(319)
U.S. Treasury 5 Year Note	3,288	09/29/2023	USD	358,572	(752)
					1,183
Short Contracts
Euro-Bobl	(303)	06/08/2023	EUR	(38,253)	(918)
Euro-Bund	(71)	06/08/2023	EUR	(10,324)	20
Euro-Buxl 30 Year Bond	(16)	06/08/2023	EUR	(2,369)	44
Euro-Schatz	(19)	06/08/2023	EUR	(2,145)	(19)
Japan 10 Year Bond	(195)	06/13/2023	JPY	(208,023)	(4,377)
U.S. Treasury 10 Year Ultra Note	(1,821)	09/20/2023	USD	(219,402)	(1,113)
U.S. Treasury Long Bond	(217)	09/20/2023	USD	(27,878)	(302)
U.S. Treasury Ultra Bond	(315)	09/20/2023	USD	(43,204)	(692)
U.S. Treasury 2 Year Note	(78)	09/29/2023	USD	(16,053)	26
U.S. Treasury 5 Year Note	(1,854)	09/29/2023	USD	(202,187)	416
					(6,915)
					(5,732)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	319,761	USD	341,277	HSBC Bank, NA	6/5/2023	572
GBP	11,755	USD	14,531	Morgan Stanley	6/5/2023	93
USD	2,207	EUR	2,045	BNP Paribas	6/5/2023	22
USD	554	EUR	502	Merrill Lynch International	6/5/2023	17
USD	360,572	EUR	327,769	Morgan Stanley	6/5/2023	10,162
USD	14,655	GBP	11,756	Morgan Stanley	6/5/2023	31
BRL	80,462	USD	15,705	Citibank, NA**	6/22/2023	105
EUR	683	USD	728	Royal Bank of Canada	6/22/2023	2
GBP	68,172	USD	84,285	Barclays Bank plc	6/22/2023	555
GBP	2,517	USD	3,103	Citibank, NA	6/22/2023	29
JPY	463,948	USD	3,334	Royal Bank of Canada	6/22/2023	7
KRW	62,293,942	USD	46,760	Citibank, NA**	6/22/2023	385
USD	14,458	AUD	21,595	BNP Paribas	6/22/2023	401
USD	25,376	BRL	125,868	Goldman Sachs International**	6/22/2023	644
USD	65,274	EUR	59,699	Barclays Bank plc	6/22/2023	1,386
USD	3,635	EUR	3,299	State Street Corp.	6/22/2023	104
USD	88,608	GBP	70,689	BNP Paribas	6/22/2023	636
USD	43,380	IDR	642,417,560	Goldman Sachs International**	6/22/2023	548
USD	30,131	PHP	1,683,483	Goldman Sachs International**	6/22/2023	254
USD	22,776	PLN	94,780	BNP Paribas	6/22/2023	422
USD	15,745	SGD	20,960	BNP Paribas	6/22/2023	235
USD	45,334	ZAR	877,511	Citibank, NA	6/22/2023	920
EUR	1,847	USD	1,977	BNP Paribas	7/5/2023	1
Total unrealized appreciation						17,531
EUR	7,103	USD	7,669	BNP Paribas	6/5/2023	(75)
EUR	1,329	USD	1,464	Citibank, NA	6/5/2023	(42)
EUR	2,124	USD	2,348	Standard Chartered Bank	6/5/2023	(77)
CAD	1,982	USD	1,470	Citibank, NA	6/22/2023	(9)
CZK	347,994	EUR	14,679	BNP Paribas	6/22/2023	(43)
CZK	52,434	USD	2,417	BNP Paribas	6/22/2023	(57)
EUR	858	USD	946	Royal Bank of Canada	6/22/2023	(28)
INR	2,565,096	USD	31,147	Merrill Lynch International**	6/22/2023	(150)
JPY	8,398,415	USD	62,670	TD Bank Financial Group	6/22/2023	(2,200)
THB	548,031	EUR	14,784	Citibank, NA	6/22/2023	(41)
THB	1,024,078	USD	30,232	HSBC Bank, NA	6/22/2023	(745)
USD	15,799	AUD	24,410	Citibank, NA	6/22/2023	(91)
USD	1,453	CAD	1,982	Morgan Stanley	6/22/2023	(7)
USD	16,887	COP	77,790,340	BNP Paribas**	6/22/2023	(500)
USD	98,349	MXN	1,747,593	Barclays Bank plc	6/22/2023	(10)
ZAR	63,976	USD	3,280	State Street Corp.	6/22/2023	(42)
CNY	108,575	USD	15,651	Citibank, NA**	6/26/2023	(339)
USD	341,893	EUR	319,759	HSBC Bank, NA	7/5/2023	(570)
USD	14,541	GBP	11,755	Morgan Stanley	7/5/2023	(92)
Total unrealized depreciation						(5,118)
Net unrealized appreciation						12,413

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.39-V1	1.00	Quarterly	6/20/2028	2.47	USD48,000	3,400	(483)	2,917
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD141,394	(899)	(2,042)	(2,941)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD147,166	(556)	(2,506)	(3,062)
iTraxx.Europe.Crossover.39-V1	5.00	Quarterly	6/20/2028	4.34	EUR75,910	(642)	(2,325)	(2,967)
						(2,097)	(6,873)	(8,970)
						1,303	(7,356)	(6,053)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2023 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR Annual	2.95 annually	Receive	12/17/2035	USD46,500	—	798
1 day SOFR Annual	3.03 annually	Receive	12/4/2035	USD93,000	—	979
					—	1,777

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day CDI at termination	11.91 At Termination	Pay	1/2/2025	BRL259,038	—	(501)
1 day SOFR annually	2.74 Annual	Pay	12/17/2027	USD210,000	—	(821)
1 day SOFR annually	2.87 Annual	Pay	12/4/2027	USD420,000	—	(683)
6 month WIBOR Semi-Annual	5.83 semi-annually	Receive	12/23/2032	PLN90,526	—	(605)
1 week CNY NDIRS Quarterly	3.04 quarterly	Receive	9/20/2028	CNY746,162	—	(2,541)
1 day CDI at termination	11.92 At Termination	Pay	1/2/2025	BRL235,678	—	(100)
					—	(5,251)
						(3,474)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CNY	China Yuan
NDIRS	Non-Deliverable Interest Rate Swap
PLN	Polish Zloty
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate

(a)	Value of floating rate index at May 31, 2023 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.55%
1 day SOFR	5.08
1 week CNY NDIRS Quarterly	2.1
6 month WIBOR	6.95

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$21,401	$125	$21,526
United States	—	103,407	1,527	104,934
Total Asset-Backed Securities	—	124,808	1,652	126,460
Collateralized Mortgage Obligations
United Kingdom	—	152	—	152
United States	—	36,784	13,620	50,404
Total Collateralized Mortgage Obligations	—	36,936	13,620	50,556
Commercial Mortgage-Backed Securities
United States	—	89,434	9,427	98,861
Common Stocks
France	—	888	—	888
Luxembourg	—	—	919	919
United States	1,845	—	835	2,680
Total Common Stocks	1,845	888	1,754	4,487
Convertible Bonds	—	128,873	—	128,873
Convertible Preferred Stocks	—	—	2,343	2,343
Corporate Bonds
Australia	—	16,814	—	16,814
Austria	—	3,165	—	3,165
Belgium	—	12,802	—	12,802
Brazil	—	14,977	—	14,977
Canada	—	42,991	—	42,991
Chile	—	4,611	—	4,611
China	—	19,885	—	19,885
Colombia	—	2,333	—	2,333
Denmark	—	6,204	—	6,204
France	—	107,459	—	107,459
Germany	—	74,225	—	74,225
India	—	8,765	—	8,765
Indonesia	—	10,010	—	10,010
Ireland	—	23,844	—	23,844
Israel	—	9,408	—	9,408
Italy	—	71,782	—	71,782
Japan	—	29,083	—	29,083
Kazakhstan	—	4,204	—	4,204
Kuwait	—	2,493	—	2,493
Luxembourg	—	18,123	—	18,123
Malaysia	—	4,292	—	4,292
Mexico	—	29,264	—	29,264
Morocco	—	2,076	—	2,076

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$36,991	$—	$36,991
Norway	—	2,518	—	2,518
Portugal	—	13,089	—	13,089
South Africa	—	2,631	—	2,631
Spain	—	58,584	—	58,584
Sweden	—	11,488	—	11,488
Switzerland	—	26,779	—	26,779
United Arab Emirates	—	2,482	—	2,482
United Kingdom	—	145,884	—	145,884
United States	—	1,033,946	— (a)	1,033,946
Total Corporate Bonds	—	1,853,202	— (a)	1,853,202
Foreign Government Securities	—	498,588	—	498,588
Loan Assignments
Netherlands	—	534	—	534
United States	—	23,790	139	23,929
Total Loan Assignments	—	24,324	139	24,463
Preferred Stocks	—	—	340	340
Rights	—	—	8	8
Supranational	—	9,042	—	9,042
U.S. Treasury Obligations	—	116,145	—	116,145
Warrants	—	—	971	971
Short-Term Investments
Investment Companies	247,785	—	—	247,785
Total Investments in Securities	$249,630	$2,882,240	$30,254	$3,162,124
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17,531	$—	$17,531
Futures Contracts	2,771	—	—	2,771
Swaps	—	1,777	—	1,777
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5,118)	—	(5,118)
Futures Contracts	(8,503)	—	—	(8,503)
Swaps	—	(12,607)	—	(12,607)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(5,732)	$1,583	$—	$(4,149)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$1,814	$—	$37	$1	$—	$(200)	$—	$—	$1,652
Collateralized Mortgage Obligations	13,746	—	73	— (a)	—	(199)	—	—	13,620

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Commercial Mortgage-Backed Securities	$9,736	$—	$(309)	$— (a)	$—	$—	$—	$—	$9,427
Common Stocks	1,834	11	(80)	—	—	(11)	—	—	1,754
Convertible Preferred Stocks	2,236	—	107	—	—	—	—	—	2,343
Corporate Bonds	— (a)	—	—	—	—	—	—	—	— (a)
Loan Assignments	5	—	(2)	2	—	—	134	—	139
Preferred Stocks	375	—	(35)	—	—	—	—	—	340
Rights	8	—	—	—	—	—	—	—	8
Warrants	1,293	—	(322)	—	—	—	—	—	971
Total	$31,047	$11	$(531)	$3	$—	$(410)	$134	$—	$30,254

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$-(b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (0.00%)

Common Stocks	-
	-(b )	Discounted Cash Flow	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (0.00%)

Preferred Stocks	-
	1,653	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (6.44%)
			Yield (Discount Rate of Cash Flows)	7.64% - 11.35% (9.67%)

Asset-Backed Securities	1,653
	12,991	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.39% - 13.18% (11.47%)

Collateralized Mortgage Obligations	12,991
	5,798	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.34% - 11.69% (11.49%)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Commercial Mortgage-Backed Securities	5,798
	5	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	5
	-(b )	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Corporate Bonds	-
	-(b )	Terms of Restructuring	Expected Recovery	0.01 ($0.01)

Rights	-
Total	$20,447

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At May 31 2023, the value of these investments was $9,807. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$25,638	$433,367	$211,173	$(22)	$(25)	$247,785	247,735	$1,122	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to [update Supplemental Data Item: NTFS - Future contracts risk]. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.